INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Schedule of net deferred tax assets

	December 31,	December 31,
	2022	2021
Deferred tax assets (liabilities)
Startup organizational expenses	$562,030	$226,165
Unrealized gain on marketable securities	(294,084)	(2,348)
Total deferred tax assets	267,946	223,817
Valuation allowance	(562,030)	(223,817)
Deferred tax assets (liabilities), net of valuation allowance	$(294,084)	$—

Schedule of income tax provision

	December 31,	December 31,
	2022	2021
Federal
Current	$1,180,272	$2,416
Deferred	(44,129)	(223,817)

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	338,213	223,817

Income tax provision	$1,474,356	$2,416

Schedule of reconciliation of the federal income tax rate to the effective tax rate

	December 31,	December 31,
	2022	2021
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Valuation allowance	6.3%	(21.2)%
Income tax provision	27.3%	(0.2)%